TETON Westwood Mighty Mites Fund
Schedule of Investments—June 30, 2026 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 98.1%
Aerospace and Defense  — 3.9%
45,000 Allient Inc. ............................................................. $ 4,631,850
15,000 Avio SpA ............................................................... 539,022
116,000 Innovative Solutions and Support Inc.† ........... 2,088,000
1,500 Kratos Defense & Security Solutions Inc.† ....... 74,790
28,700 Park Aerospace Corp. .......................................... 1,095,192
8,428,854
Agriculture  — 0.7%
205 J.G. Boswell Co. .................................................... 113,160
111,000 Limoneira Co. ....................................................... 1,457,430
7,000 S&W Seed Co.† ..................................................... 210
1,570,800
Automotive  — 1.7%
7,000 Rush Enterprises Inc., Cl. A ................................ 510,895
33,000 Rush Enterprises Inc., Cl. B ................................. 2,524,500
43,200 Wabash National Corp. ....................................... 583,200
3,618,595
Automotive: Parts and Accessories  — 2.5%
40,028 Commercial Vehicle Group Inc.† ....................... 184,929
40,000 Garrett Motion Inc. ............................................... 1,449,200
2,000 Modine Manufacturing Co.† .............................. 534,040
7,800 Motorcar Parts of America Inc.† ........................ 119,496
80,000 Puradyn Filter Technologies Inc.† ..................... 8
32,500 Standard Motor Products Inc. ............................ 1,266,525
19,300 Strattec Security Corp.† ....................................... 1,571,985
20,200 Titan International Inc.† ...................................... 155,742
5,281,925
Aviation: Parts and Services  — 4.9%
56,000 Astronics Corp.† ................................................... 4,550,560
37,131 Astronics Corp., Cl. B† ........................................ 2,821,941
17,000 Ducommun Inc.† .................................................. 3,148,570
10,521,071
Broadcasting  — 1.8%
1,000 Beasley Broadcast Group Inc., Cl. A† ................ 26,250
10,000 Corus Entertainment Inc., Cl. B† ....................... 246
30,280 Dish TV India Ltd., GDR† ................................... 303
80,000 Entravision Communications Corp., Cl. A ....... 1,043,200
236,740 Gray Media Inc. .................................................... 939,858
87,000 Gray Media Inc., Cl. A ......................................... 609,000
28,800 Sinclair Inc. ............................................................ 410,400
115,000 Townsquare Media Inc., Cl. A ............................ 813,050
3,842,307
Building and Construction  — 4.2%
59,059 Armstrong Flooring Inc.† .................................... 0
52,000 Gibraltar Industries Inc.† .................................... 2,345,200
3,500 Granite Construction Inc. .................................... 553,280
400 Herc Holdings Inc. ............................................... 57,336
7,000 INNOVATE Corp.† .............................................. 130,690
4,500 MYR Group Inc.† ................................................. 2,251,800
12,490 The Monarch Cement Co. ................................... 3,587,753
8,926,059
Business Services  — 1.0%
36,900 Du-Art Film Laboratories Inc., Non-
Voting†(a) .......................................................... 44,501
4,100 Du-Art Film Laboratories Inc., Voting†(a) ....... 4,945
5,000 ICF International Inc. ........................................... 364,300
26,000 OPENLANE Inc.† ................................................ 1,072,240
10,000 Pursuit Attractions and Hospitality Inc.† ......... 559,700
Shares
Market
Value
2,299,195 Trans-Lux Corp.† ................................................. $ 25,521
12,146 Xerox Holdings Corp. .......................................... 38,017
2,109,224
Communications Equipment  — 2.2%
43,000 Anterix Inc.† .......................................................... 4,426,420
5,000 Clearfield Inc.† ...................................................... 198,950
4,625,370
Computer Software and Services  — 2.4%
40,000 3D Systems Corp.† ............................................... 120,800
453,000 Alithya Group Inc., Cl. A† .................................. 322,627
250 Cardlytics Inc.† ..................................................... 1,123
45,000 DHI Group Inc.† ................................................... 166,950
8,000 Digi International Inc.† ........................................ 599,600
100,000 Kaltura Inc.† .......................................................... 130,000
76,000 Lantronix Inc.† ...................................................... 446,880
10,000 Materialise NV, ADR† ......................................... 74,300
85,000 Mitek Systems Inc.† ............................................. 1,711,050
25,000 N-able Inc.† ........................................................... 91,750
10,000 PAR Technology Corp.† ...................................... 174,200
4,000 Rapid7 Inc.† .......................................................... 32,400
10,000 Red Violet Inc.† ..................................................... 637,200
1,000 Tyler Technologies Inc.† ...................................... 292,460
43,164 Weave Communications Inc.† ............................ 258,552
5,059,892
Consumer Products  — 1.6%
9,500 Bassett Furniture Industries Inc. ........................ 168,340
1,000,000 Goodbaby International Holdings Ltd. ............ 104,554
5,000 Johnson Outdoors Inc., Cl. A .............................. 230,200
40,900 Lifetime Brands Inc. ............................................. 348,877
3,000 MarineMax Inc.† .................................................. 109,860
51,736 MasterCraft Boat Holdings Inc.† ....................... 1,335,823
10,200 Oil-Dri Corp. of America .................................... 1,042,542
5,700 PC Group Inc.†(a) ................................................. 0
2,200,000 Playmates Holdings Ltd. ..................................... 134,645
500 Sturm Ruger & Co. Inc. ....................................... 18,925
3,493,766
Consumer Services  — 0.3%
83,300 1-800-Flowers.com Inc., Cl. A† ........................... 289,884
63,400 Bowlin Travel Centers Inc.† ................................ 223,485
8,000 Matthews International Corp., Cl. A ................. 215,360
728,729
Diversified Industrial  — 14.4%
115,557 American Outdoor Brands Inc.† ........................ 1,356,639
136,800 Burnham Holdings Inc., Cl. A ............................ 3,256,114
3,500 Columbus McKinnon Corp. ............................... 52,955
90,000 Distribution Solutions Group Inc.† ................... 2,461,500
19,000 Graham Corp.† ..................................................... 2,352,010
1,000 Griffon Corp. ......................................................... 97,530
14,500 Haulotte Group SA .............................................. 36,283
400 Hyster-Yale Inc. .................................................... 14,024
84,040 L.B. Foster Co., Cl. A† .......................................... 3,796,087
4,100 MSA Safety Inc. .................................................... 715,778
234,600 Myers Industries Inc. ........................................... 8,283,726
153,000 Park-Ohio Holdings Corp. .................................. 5,882,850
19,100 RWC Inc.(a) ........................................................... 176,675
400 Standex International Corp. ............................... 143,068
90,700 Twin Disc Inc. ....................................................... 2,104,240
6,700 Velan Inc. ............................................................... 77,948
30,807,427

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2026 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Educational Services  — 0.2%
8,700 Universal Technical Institute Inc.† ..................... $ 372,099
Electronics  — 4.1%
62,000 Arlo Technologies Inc.† ....................................... 835,760
3,250 Badger Meter Inc. ................................................. 482,235
33,571 CTS Corp. .............................................................. 2,188,494
7,200 Daktronics Inc.† .................................................... 140,832
31,000 Kimball Electronics Inc.† ..................................... 793,600
1,690 Methode Electronics Inc. ..................................... 32,059
1,500 Napco Security Technologies Inc. ...................... 56,970
20,000 Stoneridge Inc.† .................................................... 146,400
109,000 Ultralife Corp.† ..................................................... 688,880
23,035 Vishay Precision Group Inc.† ............................. 3,453,177
8,818,407
Energy and Energy Services  — 0.2%
54,000 Oil States International Inc.† .............................. 432,540
Energy and Utilities: Natural Gas  — 1.1%
94,500 RGC Resources Inc. .............................................. 2,258,550
3,200 Unitil Corp. ........................................................... 168,608
2,427,158
Energy and Utilities: Services  — 1.5%
160,000 Alvopetro Energy Ltd. ......................................... 973,594
20,000 Dawson Geophysical Co.† .................................. 118,800
81,000 Navigator Holdings Ltd. ..................................... 1,509,030
58,000 RPC Inc. ................................................................. 338,140
6,500 Subsea 7 SA, ADR ................................................ 222,690
3,162,254
Energy and Utilities: Water  — 2.1%
31,320 Artesian Resources Corp., Cl. A ......................... 1,064,567
8,500 Cadiz Inc.† ............................................................. 35,530
20,060 California Water Service Group ......................... 975,919
30,400 Consolidated Water Co. Ltd. .............................. 896,800
27,000 Energy Recovery Inc.† ......................................... 243,540
5,000 Middlesex Water Co. ........................................... 280,800
31,910 The York Water Co. .............................................. 978,041
4,475,197
Energy: Oil  — 0.0%
5,000 Sable Offshore Corp.† .......................................... 15,400
Entertainment  — 1.8%
30,000 IMAX Corp.† ......................................................... 1,195,800
139,000 Reading International Inc., Cl. A† ..................... 177,920
74,360 Reading International Inc., Cl. B† ...................... 640,239
53,000 Sportech plc†(a) .................................................... 56,769
65,000 The Marcus Corp. ................................................. 1,524,900
900 TKO Group Holdings Inc. .................................. 181,179
3,776,807
Environmental Control  — 0.5%
9,910 Casella Waste Systems Inc., Cl. A† .................... 960,973
Equipment and Supplies  — 5.4%
400 AZZ Inc. ................................................................. 62,020
3,700 Federal Signal Corp. ............................................ 475,413
14,700 Interpump Group SpA ........................................ 568,048
34,200 Maezawa Kyuso Industries Co. Ltd. ................. 314,667
45,000 Pitney Bowes Inc. ................................................. 788,400
127,200 The Eastern Co. ..................................................... 3,542,520
38,600 The Gorman-Rupp Co. ........................................ 3,541,164
Shares
Market
Value
12,700 The Manitowoc Co. Inc.† .................................... $ 176,403
86,000 Titan Machinery Inc.† .......................................... 1,816,320
32,500 TransAct Technologies Inc.† ............................... 189,800
11,474,755
Financial Services  — 13.8%
1,000 Ameris Bancorp .................................................... 90,260
19,000 Atlantic American Corp.† ................................... 31,730
30,000 Atlantic Union Bankshares Corp. ...................... 1,269,300
5,660 Beacon Financial Corp. ........................................ 172,347
1,800 Burke & Herbert Financial Services Corp. ....... 129,348
67,500 Capital City Bank Group Inc. ............................. 3,335,850
1,200 Capitol Federal Financial Inc. ............................. 10,212
12,000 Citizens & Northern Corp. ................................. 279,720
3,400 Columbia Banking System Inc. .......................... 108,970
3,800 ConnectOne Bancorp Inc. ................................... 127,072
19,000 Crazy Woman Creek Bancorp Inc. .................... 664,145
2,000 Eagle Bancorp Inc. ................................................ 56,780
98 Farmers & Merchants Bank of Long Beach ...... 881,019
37,800 Farmers National Banc Corp. ............................. 551,880
5,000 First Internet Bancorp .......................................... 139,000
70,500 FNB Corp. .............................................................. 1,345,140
21,000 FS Bancorp Inc. ..................................................... 911,400
13,500 Hanover Bancorp Inc. .......................................... 314,820
9,030 Hope Bancorp Inc. ................................................ 123,530
14,850 Huntington Bancshares Inc. ............................... 263,291
30,000 I3 Verticals Inc., Cl. A† ......................................... 640,800
10,000 KKR & Co. Inc. ..................................................... 917,800
30,000 Legacy Housing Corp.† ....................................... 788,100
54,500 Medallion Financial Corp. .................................. 556,445
13,600 Northrim BanCorp Inc. ....................................... 377,264
76,500 OceanFirst Financial Corp. ................................. 1,494,045
15,000 Primis Financial Corp. ......................................... 245,550
25,530 Renasant Corp. ..................................................... 1,086,046
2,500 Seacoast Banking Corp. of Florida ..................... 83,125
3,500 Security National Corp. ....................................... 728,000
53,500 Silvercrest Asset Management Group Inc.,
Cl. A .................................................................... 540,885
16,800 Southern First Bancshares Inc.† ......................... 1,026,480
4,300 Southside Bancshares Inc. ................................... 151,317
1,000 SouthState Bank Corp. ......................................... 99,900
16,500 Sprott Inc. .............................................................. 1,859,122
42,800 Stellar Bancorp Inc. .............................................. 1,682,896
5,400 Thomasville Bancshares Inc. .............................. 553,905
4,400 Towne Bank .......................................................... 159,456
4,620 TrustCo Bank Corp. NY ...................................... 253,684
7,000 United Bankshares Inc. ........................................ 320,810
42,000 Valley National Bancorp ..................................... 615,300
29,958 Value Line Inc. ...................................................... 1,212,700
33,280 Washington Trust Bancorp Inc. .......................... 1,214,055
59,000 Waterstone Financial Inc. .................................... 1,223,070
67,000 Western New England Bancorp Inc. ................. 958,100
65,000 Wright Investors' Service Holdings Inc.† ......... 15,600
29,610,269
Food and Beverage  — 2.1%
32,000 Andrew Peller Ltd., Cl. A .................................... 179,150
10,000 BellRing Brands Inc.† ........................................... 129,400
1,200 Bridgford Foods Corp.† ...................................... 7,788
85,000 Corby Spirit and Wine Ltd., Cl. A ...................... 948,140
190,000 Crimson Wine Group Ltd.† ................................ 839,040
1,350 Hanover Foods Corp., Cl. A ............................... 63,450
450 Hanover Foods Corp., Cl. B ................................ 27,900
37,000 Iwatsuka Confectionery Co. Ltd. ....................... 696,331

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2026 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
500 J & J Snack Foods Corp. ....................................... $ 36,725
12,000 Lifeway Foods Inc.† ............................................. 358,080
67,355 Mission Produce Inc.† ......................................... 794,116
235,200 Tingyi (Cayman Islands) Holding Corp. .......... 293,294
207,400 Vitasoy International Holdings Ltd. .................. 171,360
20,500 Willamette Valley Vineyards Inc.† ..................... 51,455
4,596,229
Health Care  — 4.7%
18,000 Accuray Inc.† ........................................................ 4,640
9,000 Acme United Corp. .............................................. 429,480
4,500 Boiron SA .............................................................. 142,425
6,200 CareDx Inc.† .......................................................... 176,700
500 Collegium Pharmaceutical Inc.† ........................ 18,100
20,000 Electromed Inc.† ................................................... 846,000
45,500 Exelixis Inc.† ......................................................... 2,475,655
185,000 InfuSystem Holdings Inc.† ................................. 1,785,250
2,000 LeMaitre Vascular Inc. ......................................... 191,920
700 Mesa Laboratories Inc. ........................................ 69,685
181,660 Neogen Corp.† ...................................................... 1,633,123
53,100 NeoGenomics Inc.† .............................................. 774,729
5,000 Neuronetics Inc.† ................................................. 6,500
25,000 Niagen Bioscience Inc.† ....................................... 79,750
1,500 Omnicell Inc.† ....................................................... 62,280
140,000 OPKO Health Inc.† .............................................. 210,000
10,000 Option Care Health Inc.† .................................... 209,700
16,500 Orthofix Medical Inc.† ......................................... 150,810
2,500 QuidelOrtho Corp.† ............................................. 43,788
900 STERIS plc ............................................................. 189,513
18,000 Tristel plc ............................................................... 95,504
53,761 United-Guardian Inc. ........................................... 383,854
1,000 Utah Medical Products Inc. ................................ 68,980
8,000 Varex Imaging Corp.† .......................................... 83,440
400 Zealand Pharma A/S† .......................................... 17,708
10,149,534
Hotels and Gaming  — 2.5%
6,000 Caesars Entertainment Inc.† ............................... 181,080
1,000 Canterbury Park Holding Corp. ........................ 15,760
500 Churchill Downs Inc. ........................................... 44,820
1,190,119 Full House Resorts Inc.† ...................................... 3,320,432
20,000 Genius Sports Ltd.† .............................................. 121,200
202,900 Inspired Entertainment Inc.† .............................. 1,673,925
5,357,217
Machinery  — 3.4%
36,000 Astec Industries Inc. ............................................ 2,202,840
4,400 DMG Mori AG ...................................................... 237,295
247,700 Gencor Industries Inc.† ....................................... 3,695,684
10,000 Stratasys Ltd.† ...................................................... 85,600
8,500 Tennant Co. ........................................................... 744,090
1,300 The Middleby Corp.† .......................................... 223,613
7,189,122
Manufactured Housing and Recreational Vehicles  — 1.7%
300 Cavco Industries Inc.† ......................................... 184,314
800 Champion Homes Inc.† ....................................... 70,496
93,750 Nobility Homes Inc. ............................................. 2,782,031
17,000 Winnebago Industries Inc. .................................. 531,080
3,567,921
Metals and Mining  — 1.7%
130,000 Ampco-Pittsburgh Corp.† ................................... 1,124,500
Shares
Market
Value
57,000 Monro Inc. ............................................................. $ 975,270
17,200 OR Royalties Inc. .................................................. 544,651
400,000 Tanami Gold NL† ................................................. 15,786
113,000 Tredegar Corp.† ................................................... 899,480
3,559,687
Paper and Forest Products  — 0.0%
500 Magnera Corp.† .................................................... 5,875
Publishing  — 0.3%
17,000 Lee Enterprises Inc.† ............................................ 152,320
205,000 The E.W. Scripps Co., Cl. A† .............................. 567,850
720,170
Real Estate  — 2.8%
10,000 Alpine Income Property Trust Inc., REIT ......... 207,600
105,000 AmBase Corp.† ..................................................... 28,875
115,700 Capital Properties Inc., Cl. A .............................. 1,686,327
28,000 DREAM Unlimited Corp., Cl. A ........................ 388,930
35,000 FRP Holdings Inc.† .............................................. 874,650
18,000 Gyrodyne LLC† .................................................... 112,140
2,508 Royalty LLC†(a) ................................................... 319
80,900 Tejon Ranch Co.† .................................................. 1,512,830
25,000 Trinity Place Holdings Inc.†(a) ........................... 0
43,570 VICI Properties Inc., REIT ................................... 1,156,784
5,968,455
Restaurants  — 0.1%
3,000 Nathan's Famous Inc. .......................................... 304,800
Retail  — 1.6%
115,000 Arko Corp. ............................................................ 923,450
19,863 Lands' End Inc.† ................................................... 208,164
52,500 Movado Group Inc. .............................................. 2,063,775
5,000 Natural Grocers by Vitamin Cottage Inc. ......... 155,100
80,000 Sportsman's Warehouse Holdings Inc.† ........... 106,400
500 Village Super Market Inc., Cl. A ........................ 21,090
3,477,979
Semiconductors  — 2.4%
36,700 Ultra Clean Holdings Inc.† ................................. 5,233,053
Specialty Chemicals  — 1.4%
70,890 Core Molding Technologies Inc.† ...................... 1,673,004
4,000 Hawkins Inc. ......................................................... 568,400
3,500 Minerals Technologies Inc. ................................. 258,895
4,000 T. Hasegawa Co. Ltd. ........................................... 78,477
66,900 The General Chemical Group Inc.†(a) .............. 0
98,285 Treatt plc ................................................................ 396,977
2,975,753
Telecommunication Services  — 0.0%
8,000 Borussia Dortmund GmbH & Co. KGaA ......... 27,422
Telecommunications  — 1.1%
36,000 A10 Networks Inc. ............................................... 1,344,960
4,800 Frequency Electronics Inc.† ................................ 318,480
4,579 NETGEAR Inc.† .................................................... 106,920
30,000 Nuvera Communications Inc.† .......................... 519,084
200 Preformed Line Products Co. ............................. 82,112
2,400 Shenandoah Telecommunications Co. .............. 36,192
2,407,748
TOTAL COMMON STOCKS ........................... 210,080,843

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2026 (Unaudited)

__________
Shares
Market
Value
PREFERRED STOCKS  — 0.1%
Automotive: Parts and Accessories  — 0.1%
6,300 Jungheinrich AG ................................................... $ 166,283
RIGHTS  — 0.0%
Health Care  — 0.0%
25,000 Paratek Pharmaceuticals Inc., CVR† ................. 500
Metals and Mining  — 0.0%
60,000 Pan American Silver Corp., CVR† ..................... 33,060
TOTAL RIGHTS ................................................. 33,560
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.8%
$ 3,960,000 U.S. Treasury Bills,
3.585% to 3.713%††,
08/06/26 to 09/17/26 .......................................... 3,937,704
TOTAL INVESTMENTS — 100.0%
(Cost $98,419,502) ............................................. $ 214,218,390
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
REIT Real Estate Investment Trust